Share capital - Warrants outstanding (Details) - Warrants	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 5 months 26 days
Number of warrants outstanding | shares	7,402,021	7,402,021	15,070,883	20,603,396
Non-Transferable Warrants $4.00 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	9 months 29 days
Number of warrants outstanding | shares	1,803,765	1,803,765
Non-Transferable Warrants $4.00 CAD - $16.00 CAD | Exercise price range Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 4.00
Non-Transferable Warrants $4.00 CAD - $16.00 CAD | Exercise price range Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16.00
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 1 month 17 days
Number of warrants outstanding | shares	1,096,988	1,096,988
Non-Transferable Warrants $2.00 USD - $24.00 USD | Exercise price range Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 2.00
Non-Transferable Warrants $2.00 USD - $24.00 USD | Exercise price range Maximum
Disclosure of classes of share capital [line items]
Exercise price		24.00
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Weighted average contractual life	1 year 7 months 6 days
Number of warrants outstanding | shares	4,501,268	4,501,268